Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the six months ended June 30, 2022 and 2021, the Company had the following transactions with related parties, which have been included in the Condensed Consolidated Statements of Operations, and the following balances with related parties at June 30, 2022 and December 31, 2021, which have been included in the Condensed Consolidated Balance Sheet (amounts in thousands):

	For the Six Months Ended June 30,
	2022	2021
Vessel revenue
Scorpio Kamsarmax Pool	$22	$10,327
Scorpio Ultramax Pool	85	4,568
Total vessel revenue	$107	$14,895
Voyage expense:
SCM	$—	$2,310
Bunker supplier	—	2,490
Total voyage expense	$—	$4,800
Vessel operating cost:
SSM	$—	$2,787
Port agent	5	238
Total vessel operating cost	$5	$3,025
General and administrative expense:
SCM	$24	$64
SSM	—	3
SSH	313	1,532
SUK	321	717
Total general and administrative expense	$658	$2,316
Income from equity investments:
Scorpio Tankers Inc.	$47,197	$23,836
Write-down on assets held for sale
SCM	$—	$4,563
SSM	—	(1,344)
SSH	—	(1,765)
Total write-down on assets held for sale	$—	$1,454
Financial expense, net
Marubeni Corporation	$804	$—
INCJ. Ltd	700	—
Mitsui O.S.K, Lines Ltd.	51	—
Total financial expense, net	$1,555	$—

	As of
	June 30, 2022	December 31, 2021
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$228	$559
Scorpio Ultramax Pool	981	1,566
SMM	—	—
Total due from related parties-current	$1,209	$2,125
Vessels under construction	$770	$—
Equity investment in Scorpio Tankers Inc.	$74,374	$27,607
Liabilities
Due to related parties-current :
SCM	$53	$107
SSH	154	—
Total due to related parties-current	$207	$107
Redeemable notes:
Marubeni Corporation	—	27,422
INCJ, Ltd.	—	23,857
Mitsui O.S.K. Lines Ltd.	—	1,736
Total redeemable notes	$—	$53,015